Provisions - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Increase in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in defined benefit obligations	$ (33,908)	$ (34,297)
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ 42,894	$ 43,349
Decrease in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Decrease in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in defined benefit obligations	$ 43,318	$ 43,440
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ (34,214)	$ (34,637)